Commitment	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT

14.	COMMITMENT

The following table sets forth the Company’s operating lease commitment as of March 31, 2019:

Office Rental	Year Ended March 31,
2020	$79,673
2021	79,673
2022	79,673
2023	79,673
2024	79,673
Thereafter	298,773
Total	$697,138